Strategic Investments - Micron Waste Technologies, Inc. (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 10, 2018 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) year	Jun. 30, 2018 CAD ($) year
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Purchase of investments other than investments accounted for using equity method		$ 50,584	$ 63,437
Marketable securities designated at FVTOCI | Micron
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of units purchased (in shares) | shares	4,411,765
Purchase price per unit (in CAD per share) | $ / shares	$ 0.34
Purchase of investments other than investments accounted for using equity method	$ 1,500
Number of common shares in each unit (in shares) | shares	1
Fair value of financial instrument	$ 3,100	1,100	2,400
Quoted market price (in CAD per share) | $ / shares	$ 0.71
Gains recognised in profit attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	$ 2,200
Gains (losses) recognised in other comprehensive income, fair value measurement, assets		(1,300)	1,500
Derivatives and Convertible Debentures at FVTPL | Micron
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of warrants in each unit (in shares) | shares	1
Exercise price of warrants (in CAD per share) | $ / shares	$ 0.50
Unrealised gain on warrants deferred over term of warrants	$ 1,200
Warrants | Derivatives and Convertible Debentures at FVTPL | Micron
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of financial instrument		100	1,000
Fair value of of warrants using significant unobservable inputs	$ 1,800
Gains recognised in profit attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement		$ (900)	$ 500
Interest rate on financial asset		1.52%	2.16%
Dividend yield		0.00%	0.00%
Historical stock price volatility		89.02%	81.18%
Expected life | year		0.54	1.54
Warrants | Derivatives and Convertible Debentures at FVTPL | Micron | Volatility Risk
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reasonably possible change in variable		10.00%